UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:       President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     November 29, 1999

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $254,819

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109     6740   154947 SH       SOLE                                     154947
Abbott Laboratories            COM              002824100      932    25400 SH       SOLE                                      25400
Akzo Nobel NV Adr              COM              010199305      555    12975 SH       SOLE                                      12975
Alltel Corp Com                COM              020039103      223     3175 SH       SOLE                                       3175
American Express Co Com        COM              025816109     7451    55189 SH       SOLE                                      55189
Amgen Inc                      COM              031162100    13355   163866 SH       SOLE                                     163866
Astrazeneca Plc Sponsored Adr  COM              046353108      899    21270 SH       SOLE                                      21270
Atlantic Richfield Co Com      COM              048825103      788     8890 SH       SOLE                                       8890
BP Amoco P L C Sponsored Adr   COM              055622104     1701    15346 SH       SOLE                                      15346
Bank Of America Corp New       COM              060505104      340     6102 SH       SOLE                                       6102
Bell Atlantic Corp             COM              077853109      873    12965 SH       SOLE                                      12965
Berkshire Hathaway Inc Del Cl  COM              084670108      330        6 SH       SOLE                                          6
Berkshire Hathaway Inc Del Cl  COM              084670207     3118     1680 SH       SOLE                                       1680
Bluegreen Corp                 COM              096231105       47    10000 SH       SOLE                                      10000
Cable & Wireless Hktltd        COM              438579203     1992    91576 SH       SOLE                                      91576
Cable & Wireless PLC Sponsored COM              126830207     1328    40100 SH       SOLE                                      40100
Capital Crossing Bk Com        COM              140071101      148    10240 SH       SOLE                                      10240
Chase Manhattan                COM              16161A108     4155    55129 SH       SOLE                                      55129
Chelsea GCA Realty Inc Com     COM              163262108     2815    89015 SH       SOLE                                      89015
Chevron Corporation Com        COM              166751107     6995    78820 SH       SOLE                                      78820
Cisco Sys Inc                  COM              17275R102    16232   236741 SH       SOLE                                     236741
Coca-Cola                      COM              191216100      685    14205 SH       SOLE                                      14205
Countrywide Cr Ind Del Com     COM              222372104     1275    39520 SH       SOLE                                      39520
Dell Computer                  COM              247025109    10020   239645 SH       SOLE                                     239645
Developers Divers Rlty Com     COM              251591103     2424   173145 SH       SOLE                                     173145
Du Pont E I De Nemours Com     COM              263534109     3901    64479 SH       SOLE                                      64479
Duke Power Co                  COM              264399106      380     6900 SH       SOLE                                       6900
Duke Realty, Inc.              COM              264411505      537    27525 SH       SOLE                                      27525
E M C Corp Mass Com            COM              268648102      440     6160 SH       SOLE                                       6160
Equity Resident Pptys Sh Ben I COM              29476L107      666    15719 SH       SOLE                                      15719
Ericsson L M Tel Co Adr Cl B S COM              294821400     8217   262936 SH       SOLE                                     262936
Exxon Corporation              COM              302290101     7060    92899 SH       SOLE                                      92899
Fannie Mae                     COM              313586109     5199    82936 SH       SOLE                                      82936
Federal Realty                 COM              313747206      869    41525 SH       SOLE                                      41525
Freddie Mac                    COM              313400301     2837    54555 SH       SOLE                                      54555
GTE Corp                       COM              362320103     2584    33615 SH       SOLE                                      33615
General Electric Co            COM              369604103     5783    48777 SH       SOLE                                      48777
Gillette                       COM              375766102     1265    37261 SH       SOLE                                      37261
Glaxo PLC                      COM              37733W105     5269   101320 SH       SOLE                                     101320
Gulf West Banks Inc Com        COM              402582100      305    30476 SH       SOLE                                      30476
Healthcare Rlty Tr Com         COM              421946104     2161   115230 SH       SOLE                                     115230
Home Depot                     COM              437076102     7411   107991 SH       SOLE                                     107991
Intel                          COM              458140100    21415   288168 SH       SOLE                                     288168
International Business Machine COM              459200101      362     2994 SH       SOLE                                       2994
Johnson & Johnson              COM              478160104      399     4341 SH       SOLE                                       4341
Lucent Technologies Com        COM              549463107     5120    78920 SH       SOLE                                      78920
MCI Worldcom Inc Com           COM              98155K102     5974    83113 SH       SOLE                                      83113
Meditrust Sh Ben Int           COM              58501T306      780    91787 SH       SOLE                                      91787
Merck & Co, Inc.               COM              589331107     8384   129351 SH       SOLE                                     129351
Microsoft                      COM              594918104     9660   106670 SH       SOLE                                     106670
Mobil                          COM              607059102     2292    22745 SH       SOLE                                      22745
Morgan J P & Co Inc Com        COM              616880100     3759    32905 SH       SOLE                                      32905
Nike Inc Cl B                  COM              654106103     3589    63105 SH       SOLE                                      63105
Nokia Corp Sponsored Adr       COM              654902204     4049    45054 SH       SOLE                                      45054
Oracle Corp Com                COM              68389X105     8594   188873 SH       SOLE                                     188873
Payless Cashways Inc Com Par $ COM              704378405       44    27852 SH       SOLE                                      27852
Pfizer                         COM              717081103     6993   194921 SH       SOLE                                     194921
Physicians Specialty Com       COM              718934102      181    17956 SH       SOLE                                      17956
Proctor & Gamble               COM              742718109      387     4133 SH       SOLE                                       4133
SBC Communications Inc         COM              78387G103      629    12320 SH       SOLE                                      12320
SLM Holding Corporation        COM              78442A109     8070   187680 SH       SOLE                                     187680
Schering Plough                COM              806605101     4012    91961 SH       SOLE                                      91961
Teco Energy Inc.               COM              872375100      403    19100 SH       SOLE                                      19100
Telecom Arg Stet-Fra Spns Adr  COM              879273209     1431    53635 SH       SOLE                                      53635
Texaco                         COM              881694103     6041    95698 SH       SOLE                                      95698
United Dominion Rlty Tr Com    COM              910197102      620    55450 SH       SOLE                                      55450
Walt Disney Co                 COM              254687106     3913   150503 SH       SOLE                                     150503
Warner Lambert                 COM              934488107     3031    45666 SH       SOLE                                      45666
Weingarten Realty              COM              948741103      234     6250 SH       SOLE                                       6250
Wrigley                        COM              982526105     1612    23425 SH       SOLE                                      23425
Cendant Corp Income Prides     PFD CV           151313301     1418    48800 SH       SOLE                                      48800
Freeport-Mcmoran Cop & Gold Pf PFD CV           35671D501      249    14100 SH       SOLE                                      14100
Kmart Fing I Pfd Trcv 7.75%    PFD CV           498778208      479    10065 SH       SOLE                                      10065
WHX Corp Pfd Cv Ser A          PFD CV           929248201      391    10350 SH       SOLE                                      10350